RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | ¥		¥ 463	¥ 474
Housing subsidies | ¥		9	8
Contribution to pension plans | ¥		45	38
Total Compensation of key management personnel | ¥		¥ 517	¥ 520
USD [Member]
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | $	$ 67
Housing subsidies | $	1
Contribution to pension plans | $	5
Total Compensation of key management personnel | $	$ 73